NATURE OF OPERATIONS (Details) $ in Thousands, $ in Thousands							1 Months Ended		3 Months Ended	10 Months Ended		12 Months Ended
	Feb. 04, 2020 USD ($)	Jan. 06, 2020 USD ($) oz	Jan. 01, 2020 USD ($)	Dec. 27, 2019 USD ($)	Aug. 08, 2019 USD ($) shares	Jul. 09, 2019 USD ($)	Jun. 30, 2019 USD ($) t	Jun. 30, 2017 t	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 USD ($) shares	Mar. 05, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Nature Of Operations [Line Items]
Borrowings amount									$ 42,693		$ 42,693		$ 42,693		$ 0
Proceeds from borrowings													32,210
Repayment of loan payable													48,444
At-the-Market Offering Agreement [Member]
Disclosure Of Nature Of Operations [Line Items]
Percentage of sale of stock						10.00%
Aggregate gross proceeds					$ 17,250	$ 25,000
Shares issued | shares					23,000,000
Share price.					0.75%
Percentage of commission paid on gross proceeds					5.00%
Net proceeds after deduction of share issuance costs					$ 15,939
BEADELL RESOURCES LIMITED [Member]
Disclosure Of Nature Of Operations [Line Items]
Borrowings														$ 69,473
Current borrowings upon the Acquisition														$ 54,748
Gold dore prepayment
Disclosure Of Nature Of Operations [Line Items]
Borrowings amount		$ 11,250
Quantity of gold to deliver or sold | oz		3,000
Proceeds from borrowings	$ 11,250	$ 11,250
Coricancha Mining Complex [Member]
Disclosure Of Nature Of Operations [Line Items]
Tonnes processed per day | t							25,000	600
Minera Mexicana El Rosario, S.A. de C.V [Member]
Disclosure Of Nature Of Operations [Line Items]
Borrowings amount				$ 10,000
IXM Note
Disclosure Of Nature Of Operations [Line Items]
Borrowings amount									$ 10,010		$ 10,010		$ 10,010		0
IXM Note | Minera Mexicana El Rosario, S.A. de C.V [Member]
Disclosure Of Nature Of Operations [Line Items]
Loan received				10,000
Promissory note issued				$ 10,000
MACA Limited loan
Disclosure Of Nature Of Operations [Line Items]
Shares issued | shares									14,077,806		14,077,806		14,077,806
Borrowings amount									$ 16,060		$ 16,060		$ 16,060		0
Repayment of loan payable										$ 32,343	22,529	$ 6,000
Borrowings converted										$ 15,000	10,524	15,000	10,524
Monthly principal repayments												$ 1,238	2,513
Repayments from IXM Group Promissory Note													$ 1,000
Percentage of the net cash proceeds from the IXM Group Promissory Note, required to be paid to MACA and applied against the outstanding balance of the Loan												10.00%	10.00%
MACA Limited loan | Repayment of borrowings
Disclosure Of Nature Of Operations [Line Items]
Repayment of loan payable			$ 1,000
Monthly principal repayments												$ 3,714	$ 2,513
Repayments from IXM Group Promissory Note													$ 1,000
Percentage of the net cash proceeds from the IXM Group Promissory Note, required to be paid to MACA and applied against the outstanding balance of the Loan												10.00%	10.00%
Convertible Debentures
Disclosure Of Nature Of Operations [Line Items]
Borrowings amount									0		0		$ 0		0
Borrowings repurchased, aggregate price													10,500
Santander Itau Facility
Disclosure Of Nature Of Operations [Line Items]
Borrowings amount									0		0		0		0
Repayment of loan payable							$ 5,000						5,000
Unsecured bank facilities
Disclosure Of Nature Of Operations [Line Items]
Borrowings amount									16,034		$ 16,034		$ 16,034		$ 0
Proceeds from borrowings									$ 900